May 1, 2002

Securities and Exchange Commission

Judiciary Plaza

450 Fifth Street, N.W.

Washington, D.C.

Re: Calvert Municipal Fund, Inc.

SEC File numbers: 33-44968 and 811-06525

In lieu of filing under paragraph (b) or (c) of Section 497, the above registrant is hereby filing a certification that:

(1) the form of prospectuses and statement of additional information that would have been filed under paragraph (b) or (c) of Section 497 would not have differed from those contained in the most recent registration statement (effective April 30, 2002) or amendment; and

(2) the text of the most recent registration statement (effective

April 30, 2002) has been filed electronically.

If you have questions or require further information, please contact me at 301-951-4881.

Sincerely,

/s/Susan Walker Bender

Susan Walker Bender

Associate General Counsel